13F-HR
12/31/10

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

ddethy@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ]is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York February 10, 2011

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value total:	$193,429

List of Other Included Managers:

No.	13F File Number		Name




<PAGE




















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































Alcoa Inc

COM

013817101

15390

1000000

SH



Sole



1000000


Brunswick Corp

COM

117043109

7496

400000

SH



Sole



400000


CBS Corporation

Class B

124857202

28575

1500000

SH



Sole





1500000
Chico's FAS Inc

COM

168615102

2406

200000

SH



Sole



200000


Citigroup Inc

COM

172967101

7095

1500000

SH



Sole



1500000


Commercial Vehicle Group

COM

202608105

4875

300000

SH



Sole



300000


Delta Air Lines

COM

247361702

12600

1000000

SH



Sole



1000000


Dress Barn Inc

COM

261570105

2642

100000

SH



Sole



100000


Eaton Corporation

COM

278058102

20302

200000

SH



Sole



200000


Ferro Corporation

COM

315405100

2711.328

185200

SH



Sole



185200


Gap Inc

COM

364760108

4317.3

195000

SH



Sole



195000


Goldman Sachs Group

COM

38141G104

8408

50000

SH



Sole



50000


Greenbrier Companies Inc

COM

393657101

4198

200000

SH



Sole



200000


Humana Inc

COM

444859102

5474

100000

SH



Sole



100000


Maidenform Brands Inc

COM

560305104

1002.024

42155

SH



Sole



42155


MarineMax Inc

COM

567908108

770.44

82400

SH



Sole



82400


MetLife, Inc.

COM

59156R108

11110

250000

SH



Sole



250000


Noranda Aluminum Holding

COM

65542W107

9490

650000

SH



Sole



650000


Omnova Solutions Inc.

COM

682129101

1672

200000

SH



Sole



200000


Pacific Sunwear of California

COM

694873100

162.6

30000

SH



Sole



30000


PMI Group Inc.

COM

69344M101

1650

500000

SH



Sole



500000


Quiksilver Inc

COM

74838C106

430.95

85000

SH



Sole



85000


Schlumberger Ltd

COM

806857108

16700

200000

SH



Sole



200000


Textron Inc.

COM

883203101

11820

500000

SH



Sole



500000


Vantage Drilling Company

COM

G93205113

3248

1600000

SH



Sole



1600000


Vitacost.com Inc

COM

92847A200

0.0057

1

SH



Sole



1


Whirlpool Corp

COM

963320106

8883

100000

SH



Sole



100000

